Basis of accounting	12 Months Ended
Dec. 31, 2021
Basis of accounting
Basis of accounting
3            Basis of accounting

These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The issuance of these consolidated financial statements was authorized by the Company’s Management and Audit Committee on April 22, 2022.